Short-term borrowings - Schedule of short-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term borrowings
Short-term borrowings	¥ 1,200,000	$ 169,016	¥ 870,000
Unsecured bank loans
Short-term borrowings
Short-term borrowings	¥ 1,200,000		¥ 870,000